Accounts Receivable, Net (Tables)	6 Months Ended
Apr. 30, 2026
Schedule of Allowance for Expected Losses [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	April 30, 2026	October 31, 2025
Accounts receivable	14,847,372	10,069,682
Less: Allowance for expected credit losses	270,960	192,652
Accounts receivable, net	$14,576,412	$9,877,030

Schedule of Allowance for Expected Losses

The movement in the allowance for expected losses are as follows:

	April 30, 2026	October 31, 2025
Beginning balance	$192,652	$17,179
Additions	$70,790	$173,564
Foreign currency translation adjustments	7,518	1,909
Allowance for expected losses	$270,960	$192,652